Investment Objectives and Goals	Dec. 31, 2025
MFS Global Equity Series
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Global Equity Series Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Growth Series
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Growth Series Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Investors Trust Series
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Investors Trust Series Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Mid Cap Growth Series
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Mid Cap Growth Series Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS New Discovery Series
Prospectus [Line Items]
Risk/Return [Heading]	MFS® New Discovery Series Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Total Return Bond Series
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Total Return Bond Series Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS Research Series
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Research Series Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Total Return Series
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Total Return Series Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return.
MFS Utilities Series
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Utilities Series Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return.
MFS Value Series
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Value Series Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.